AUDITORS' REMUNERATION (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AUDITORS' REMUNERATION (Details) - Narartive [Line Items]
Total fees payable to the Bank’s auditors	£ 16.2	£ 14.6	£ 15.6
Statutory audit of group entities
AUDITORS' REMUNERATION (Details) - Narartive [Line Items]
Total fees payable to the Bank’s auditors	13.4	12.8	14.0
All other services	£ 2.8	£ 1.8	£ 1.6